Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Change in valuation allowance	$ 515	$ 1,075	$ (3,271)
Income tax exemption term	5 years
Income tax holiday description	Profits generated from certain products of SMI Taiwan are exempted from income tax for five years beginning January 1, 2010 and January 1, 2012
Unrecognized tax benefits that would affect effective tax rate	4,655
Total amount of interest expense and penalties	343	627	499
Total amount of accrued interest and penalties	1,674	1,412
Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	7,794
Federal net operating loss carryforwards expiration year	2024
Research And Development | Federal
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	2,391
Tax credit carryforward expiration year for federal	2023
Research And Development | State
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	1,678
Tax credit carryforward expiration year for state	No expiration date
FCI | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 3,754
FCI | Research And Development | Minimum
Tax Credit Carryforward [Line Items]
Tax credit expiration period	2015
FCI | Research And Development | Maximum
Tax Credit Carryforward [Line Items]
Tax credit expiration period	2019